Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of reconciliation of carrying amount of goodwill by reportable business segments
Changes in the carrying amount of goodwill by reportable business segment are as follows:

	Canada	U.S.	Asset Management	Asia	Total
Balance, January 1, 2024	$2,748	$3,389	$2,148	$684	$8,969
Acquisitions (Note 3)	(1)	—	—	—	(1)
Foreign exchange rate movements	—	290	140	58	488
Balance, December 31, 2024	$2,747	$3,679	$2,288	$742	$9,456
Acquisitions (Note 3)	—	—	—	337	337
Foreign exchange rate movements	—	(167)	(61)	(35)	(263)
Balance, December 31, 2025	$2,747	$3,512	$2,227	$1,044	$9,530

The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2025	2024
Canada	$2,747	$2,747
U.S.
Dental	2,366	2,479
Group Benefits	1,146	1,200
Asset Management
SLC Management	1,709	1,748
MFS	518	540
Asia	1,044	742
Total	$9,530	$9,456

Schedule of changes in intangible assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2024	$1,876	$4,098	$1,222	$7,196
Additions	303	3	—	306
Disposals	(21)	—	(47)	(68)
Foreign exchange rate movements	70	236	98	404
Balance, December 31, 2024	$2,228	$4,337	$1,273	$7,838
Additions	185	507	—	692
Acquisitions (Note 3)	—	111	—	111
Disposals	(13)	—	—	(13)
Foreign exchange rate movements	(50)	(209)	(31)	(290)
Balance, December 31, 2025	$2,350	$4,746	$1,242	$8,338
Accumulated amortization and impairment losses
Balance, January 1, 2024	$(872)	$(1,122)	$(28)	$(2,022)
Amortization charge for the year	(218)	(259)	—	(477)
Disposals	21	—	—	21
Impairment of intangible assets(1)	—	(195)	(6)	(201)
Foreign exchange rate movements	(37)	(60)	(4)	(101)
Balance, December 31, 2024	$(1,106)	$(1,636)	$(38)	$(2,780)
Amortization charge for the year	(178)	(247)	—	(425)
Disposals	13	—	—	13
Impairment of intangible assets(2)	(3)	(83)	(2)	(88)
Impairment reversals	—	—	5	5
Foreign exchange rate movements	27	62	3	92
Balance, December 31, 2025	$(1,247)	$(1,904)	$(32)	$(3,183)
Net carrying amount, end of year:
As at December 31, 2024	$1,122	$2,701	$1,235	$5,058
As at December 31, 2025	$1,103	$2,842	$1,210	$5,155

(1)    Includes an impairment charge of $186 on an intangible asset related to bancassurance in Vietnam reflecting updates resulting from changes in regulatory and macro-economic factors. The recoverable amount of $303 is based on value-in-use. The impairment is included in Operating Expenses in our Consolidated Statements of Operations.
(2) Includes a full write-down of $83 on an intangible asset related to a client relationship in the U.S. resulting from a contract termination notice. The amount is included in Operating Expenses in our Consolidated Statement of Operations.

The components of the intangible assets are as follows:

As at December 31,	2025	2024
Finite life intangible assets:
Distribution, sales potential of field force	$220	$244
Client relationships and asset administration contracts	2,622	2,457
Internally generated software	1,103	1,122
Total finite life intangible assets	3,945	3,823
Indefinite life intangible assets:
Fund management contracts(1) and other	1,210	1,235
Total indefinite life intangible assets	1,210	1,235
Total intangible assets	$5,155	$5,058

(1)     Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets. Fund management contracts are allocated to MFS and SLC Management CGUs with carrying values of $280 (2024 — $290) and $915 (2024 — $931), respectively.